SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2013
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

16.   SUBSEQUENT EVENTS

  On July 24, 2013, Agnico Eagle announced that the Board approved the payment of a quarterly cash dividend of $0.22 per common share, payable on September 17, 2013 to holders of record of the common shares of the Company on September 3, 2013.